Deferred tax liability (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax liability [Abstract]
Deferred tax liability
Total
US$’000
At January 1, 2020	7,147
Net movement during the year	(535)
At December 31, 2020	6,612
Net movement during the year	11,160
At December 31, 2021	17,772